Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2013	2012
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2024; bearing weighted average interest of 1.15% and 1.94% at December 31, 2013 and 2012, respectively	¥211	¥132
Capital lease obligations	2,482	3,532

	2,693	3,664
Less current portion	(1,245)	(1,547)

	¥1,448	¥2,117

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2013 were as follows:

(Millions of yen)
Year ending December 31:
2014	¥1,245
2015	880
2016	319
2017	171
2018	48
Thereafter	30

¥2,693